Cover Page	9 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Entity Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date	--03-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year End Focus	2026
Document Fiscal Period Focus	Q3
Amendment Flag	false